Investment Objectives and Goals	Jun. 27, 2025
REX-OSPREY(TM) ETH + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM ETH + STAKING ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OSPREY(TM) SOL + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM SOL + STAKING ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.